Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Movement of Debentures

The following outlines the movement of the Debentures from December 31, 2023 to December 31, 2025:

($)
Balance at December 31, 2023	22,763
Finance costs	5,968
Interest paid	(3,833)
Balance at December 31, 2024	24,898
Finance costs	5,874
Interest paid	(3,945)
Redemption	(26,827)
Balance at December 31, 2025	—